Segment Information (Tables)	12 Months Ended
Dec. 31, 2018
Segment Information
Schedule of revenue based on revenue streams

	For the years ended
	December 31,
	2016	2017	2018
	US$	US$	US$
Advertising revenue	9,967,282	35,032,557	131,287,334
Other revenue	1,062,797	2,302,409	2,822,298
Total net revenues	11,030,079	37,334,966	134,109,632

Schedule of revenues generated by geographic location of customers' headquarters

	For the years ended
	December 31,
	2016	2017	2018
	US$	US$	US$
USA	5,423,026	20,246,637	108,309,547
PRC	5,135,689	15,393,590	25,502,479
Others	471,364	1,694,739	297,606
Total	11,030,079	37,334,966	134,109,632

Schedule of non-current assets based on geographical location of the assets

	As of December 31,
	2017	2018
	US$	US$
PRC	1,757,460	2,232,800
USA	764,810	3,034,205
Total	2,522,270	5,267,005

Revenue | Customer risk
Segment Information
Schedule of concentration risk

	For the years ended
	December 31,
	2016		2017		2018
	USD	%	USD	%	USD	%
Company A	4,019,900	36.44%	6,919,426	18.53%	*	*
Company B	*	*	7,467,645	20.00%	73,116,840	54.52%
Company C	*	*	*	*	14,609,270	10.89%